Gains or losses on financial assets and liabilities - Schedule of detail of asset balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets at fair value through profit or loss	€ 192,604	€ 170,820	€ 138,446
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	51,072	44,962	34,812
Central banks
Financial instruments
Financial assets at fair value through profit or loss	17,717	11,595	3,608
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	14,520	17,175	13,549
Customers
Financial instruments
Financial assets at fair value through profit or loss	18,835	16,192	17,655
Debt securities
Financial instruments
Financial assets at fair value through profit or loss	66,079	45,079	30,223
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	19,125	13,777	19,119
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 56,328	€ 67,002	€ 54,292